Prepaid Assets (Details) - Schedule of prepaid assets - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Schedule of prepaid assets [Abstract]
Prepayments for advertising or marketing	$ 2,138,273	$ 5,485,325
Prepayment of celebrity endorsement fee	43,657	141,774
Total	$ 2,181,930	$ 5,627,099